Fair Value Measurements (Schedule of Fair Value of the Level 3 Assets and Liabilities by Major Contract Type (All Related to Commodity Contracts) and the Significant Unobservable Inputs Used in the Valuations) (Details) - Level 3 [Member]
$ in Millions
	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) $ / Megawatt-hour	Dec. 31, 2017 USD ($) $ / Megawatt-hour
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	$ 98	$ 75
Liabilities	(15)	(128)
Derivative Assets (Liabilities), at Fair Value, Net	83	(53)
Electricity purchases and sales [Member] | Valuation Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	32	12
Liabilities	0	(33)
Derivative Assets (Liabilities), at Fair Value, Net	32	(21)
Electricity options [Member] | Option Pricing Model Valuation Technique [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets		0
Liabilities		(91)
Derivative Assets (Liabilities), at Fair Value, Net		(91)
Electricity congestion revenue rights [Member] | Market Approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	42	45
Liabilities	(6)	(4)
Derivative Assets (Liabilities), at Fair Value, Net	36	41
Other [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	24	18
Liabilities	(9)	0
Derivative Assets (Liabilities), at Fair Value, Net	$ 15	$ 18
Minimum [Member] | Electricity purchases and sales [Member] | Valuation Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Hourly price curve shape (in usd per MWh) | $ / Megawatt-hour	0	0
Fair Value Inputs Illiquid Delivery Periods For ERCOT Hub Power Prices And Heat Rates | $ / Megawatt-hour	30	20
Minimum [Member] | Electricity options [Member] | Option Pricing Model Valuation Technique [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Gas to power correlation		30.00%
Fair Value Inputs, Power volatility		5.00%
Minimum [Member] | Electricity congestion revenue rights [Member] | Market Approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Illiquid price differences between settlement points | $ / Megawatt-hour	0	0
Maximum [Member] | Electricity purchases and sales [Member] | Valuation Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Hourly price curve shape (in usd per MWh) | $ / Megawatt-hour	35	40
Fair Value Inputs Illiquid Delivery Periods For ERCOT Hub Power Prices And Heat Rates | $ / Megawatt-hour	70	70
Maximum [Member] | Electricity options [Member] | Option Pricing Model Valuation Technique [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Gas to power correlation		100.00%
Fair Value Inputs, Power volatility		180.00%
Maximum [Member] | Electricity congestion revenue rights [Member] | Market Approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Illiquid price differences between settlement points | $ / Megawatt-hour	10	15